Finance Costs - Schedule of Finance Costs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interest expense:
Bank borrowings	$ 284,759	$ 292,368
Loan from shareholders (refer to Note 31)		113,549
Lease liabilities	8,914	10,688
Total finance costs	$ 293,673	$ 416,605